UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06120

Exact name of registrant as specified in charter:	Aberdeen Israel Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders. –

Aberdeen Israel Fund, Inc. (ISL)

Semi-Annual Report
June 30, 2015

Aberdeen
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Letter to Shareholders (unaudited)

Dear Shareholder,

We present this Semi-Annual Report which covers the activities of Aberdeen Israel Fund, Inc. (the “Fund”) for the six months ended June 30, 2015. The Fund’s principal investment objective is to seek long-term capital appreciation by investing primarily in equity securities of Israeli companies.

Total Return Performance

For the six months ended June 30, 2015, the total return to shareholders of the Fund, based on net asset value (“NAV”), net of fees, of the Fund was 11.4%, assuming reinvestment of dividends and distributions, versus a return of 13.5% for the Fund’s benchmark, the Tel Aviv-100 Index1 (“TA-100 Index”). The Fund’s total returns for the periods ended June 30, 2015, are based on the reported NAV on each financial reporting period end.

Share Price and NAV

For the six months ended June 30, 2015, based on market price, the Fund’s total return was 14.3%, assuming reinvestment of dividends and distributions. The Fund’s share price increased by 14.3% over the six months, from $16.60 on December 31, 2014 to $18.98 on June 30, 2015. The Fund’s share price on December 31, 2014 represented a discount of 14.1% to the NAV per share of $19.33 on that date, compared with a discount of 11.8% to the NAV per share of $21.53 on June 30, 2015.

Open Market Repurchase Program

The Fund’s policy is to consider buying back Fund shares on the open market when the Fund trades at a certain discount to the NAV and management believes such repurchases may enhance shareholder value. During the six months ended June 30, 2015, the Fund repurchased and retired 31,941 shares. During the year ended December 31, 2014 the Fund repurchased and retired 115,129 shares.

Portfolio Holdings Disclosure

The Fund’s complete schedule of portfolio holdings is included in the Fund’s semi-annual and annual reports to shareholders. The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund makes the information on Form N-Q available to shareholders on the Fund’s website or upon request and without charge by calling Investor Relations toll-free at 1-800-522-5465.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities during the most recent twelve months ended June 30 is available by August 30 of the relevant year: (i) upon request and without charge by calling Investor Relations toll-free at 1-800-522-5465; and (ii) on the SEC’s website at http://www.sec.gov.

Unclaimed Share Accounts

Please be advised that abandoned or unclaimed property laws for certain states require financial organizations to transfer (escheat) unclaimed property (including Fund shares) to the state. Each state has its own definition of unclaimed property, and Fund shares could be considered “unclaimed property” due to account inactivity (e.g., no owner-generated activity for a certain period), returned mail (e.g., when mail sent to a shareholder is returned to the Fund’s transfer agent as undeliverable), or a combination of both. If your Fund shares are categorized as unclaimed, your financial advisor or the Fund’s transfer agent will follow the applicable state’s statutory requirements to contact you, but if unsuccessful, laws may require that the shares be escheated to the appropriate state. If this happens, you will have to contact the state to recover your property, which may involve time and expense. For more information on unclaimed property and how to maintain an active account, please contact your financial adviser or the Fund’s transfer agent.

Investor Relations Information

As part of Aberdeen’s commitment to shareholders, I invite you to visit the Fund on the web at www.aberdeenisl.com. From this page, you can view monthly fact sheets, portfolio manager commentary, distribution and performance information, updated daily fact sheets courtesy of Morningstar®, portfolio charting and other timely data.

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Contact Us

•                  Visit us: http://www.aberdeen-asset.us/cef or www.aberdeenisl.com;

1                   The TA-100 Index is a stock market index of the 100 most highly capitalized companies listed on the Tel Aviv Stock Exchange. The Index is unmanaged and has been provided for comparison purposes only. No fees or expenses are reflected. You cannot invest directly in an index.

Aberdeen Israel Fund, Inc.	1

Letter to Shareholders (unaudited) (concluded)

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Yours sincerely,

/s/ Christian Pittard
Christian Pittard
President

2	Aberdeen Israel Fund, Inc.

Dividend Reinvestment and Direct Stock Purchase Plan (unaudited)

Computershare Trust Company, N.A. (“Computershare”), the Fund’s transfer agent, sponsors and administers a Dividend Reinvestment and Direct Stock Purchase Plan (the “Plan”), which is available to shareholders.

The Plan allows registered stockholders and first-time investors to buy and sell shares and automatically reinvest dividends and capital gains through the transfer agent. This is a cost-effective way to invest in the Fund.

Please note that for both purchases and reinvestment purposes, shares will be purchased in the open market at the current share price and cannot be issued directly by the Fund.

For more information about the Plan and a brochure that includes the terms and conditions of the Plan, please call Computershare at 1-800-647-0584 or visit www.computershare.com/buyaberdeen.

Report of the Investment Adviser (unaudited)

Market/economic review

Israeli equities, as measured by the Fund’s benchmark, the TA-100 Index, rose sharply during the six-month period ended June 30, 2015. The surprise victory of Prime Minister Benjamin Netanyahu’s Likud party in the parliamentary election bolstered investor sentiment as the win was perceived by investors as a preservation of the status quo. The consumer discretionary, industrials and energy sectors, which were key laggards during the previous six months, outperformed the TA-100 Index over the reporting period. In particular, energy stocks were lifted by the government’s pledge to develop offshore natural gas resources and the resignation of antitrust commissioner David Gilo, who had resisted proposed regulations. The market’s positive performance belied still-muted economic activity. The Bank of Israel cut its benchmark interest rate in February 2015 in an effort to spur growth, but the first-quarter gross domestic product (GDP) rose a tepid 2.5% on an annualized basis. The Bank of Israel subsequently left rates unchanged, which helped stem deflationary trends and curbed the strength of the shekel, the nation’s currency. The absence of further rate cuts, coupled with concerns over Greece’s debt problems and the impact on European growth, trimmed overall market gains.

Fund performance review

The Fund garnered a positive return over the reporting period, but lagged the benchmark TA-100 Index (11.4% vs. 13.5%). This was due to both overall negative asset allocation and stock selection.

From a sector standpoint, the key detractor from performance relative to the Fund’s benchmark was the Fund’s lack of exposure to the energy sector – particularly the absence of a position in oil and gas company Isramco, whose share price benefited from the government’s commitment to develop offshore reserves. However, we remain wary of policy uncertainty and the need for restructuring in the sector.

Stock selection in the healthcare and information technology sectors also weighed on the Fund’s performance. In healthcare, the lack of exposure to Opko Health was the biggest detractor. The share price rallied strongly as positive clinical trial data was helping to monetize the company’s early-stage specialty drug portfolio. Within the information technology sector, the Fund’s holdings in Check Point Software and Matomy Media had a negative impact on Fund performance. Check Point’s share price underperformed those of its peers as the broader cyber-security industry encountered some profit-taking on the back of earlier gains. The Fund’s holding in digital marketing company Matomy Media also detracted from performance after it issued a profit warning in the wake of more stringent customer screening measures implemented by a key provider in the digital advertising space. This is generally expected to slow purchasing speeds and raise costs in the short term. However, we are satisfied from our engagement with management that such regulatory shifts are natural for a fast-evolving industry and vital to establishing long-term sustainability.

On a positive note, stock selection in the materials sector aided the Fund’s return. Flavors and fragrances manufacturer Frutarom was the biggest contributor as the company continued to pursue a strategy of acquisition-led growth that we feel should expand its emerging markets reach, complemented by rising profitability on the back of greater scale and improved efficiency. Meanwhile, the lack of exposure to Cellcom Israel and Partner Communications also benefited Fund performance relative to its benchmark. Shares of both companies fell along with the broader decline in the telecommunications sector, where an intense price war is occurring in the mobile segment.

Outlook

Prime Minister Netanyahu’s Likud party managed to form a coalition government at the eleventh hour. But with such a narrow majority – the coalition currently controls just 61 of 120 seats in the Knesset, the

Aberdeen Israel Fund, Inc.	3

Report of the Investment Adviser (unaudited) (concluded)

country’s parliament – the new government might face difficulty in passing new legislation. On the economic front, subdued global demand and the relative strength of the shekel, the country’s currency unit, have hampered exports, which account for a third of GDP; exports may potentially face further pressure should Greek debt talks become derailed again. At the time of writing this commentary, Greek prime minister Alexis Tsipras called for snap elections to consolidate his power and push through the tough new bailout plan struck with the country’s European creditors. Other concerns include when the U.S. Federal Reserve will begin normalizing monetary policy and its impact on financial markets, although we think the market has, to an extent, factored in higher interest rates. We remain watchful over these issues, but we currently believe that the Fund’s holdings, many of which are starting to reap the rewards of cost reductions, have the financial wherewithal to withstand the current headwinds and to emerge stronger over the long term.

Aberdeen Asset Managers Limited

4	Aberdeen Israel Fund, Inc.

Total Investment Return (unaudited)

The following table summarizes the average annual Fund performance compared to the TA-100 Index for the 1-year, 3-year, 5-year and 10-year periods ended June 30, 2015.

	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	9.2%	18.2%	11.3%	10.0%
Market Value	10.0%	18.1%	10.9%	10.3%
TA-100 Index	2.9%	15.2%	8.1%	10.1%

Aberdeen Asset Managers Limited has entered into a written contract with the Fund to waive fees, without which performance would be lower. See Note 3 in the Notes to Financial Statements. This contract aligns with the term of the advisory agreement and may not be terminated prior to the next annual consideration of the advisory agreement. Returns represent past performance. Total investment return at net asset value (NAV) is based on changes in the NAV of Fund shares and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the dividend reinvestment program sponsored by the Fund’s transfer agent. All return data at NAV includes investment management fees, administrative fees (such as Director and legal fees) and custodial charges. Total investment return at market value is based on changes in the market price at which the Fund’s shares traded on the NYSE MKT during the period and assumes reinvestment of dividends and distributions, if any, at market prices pursuant to the dividend reinvestment program sponsored by the Fund’s transfer agent. The Fund’s total investment return is based on the reported NAV on June 30, 2015. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on both market price and NAV. Aberdeen Asset Management Inc. has entered into an agreement with the Fund to cap Investor Relation Services, without which performance would be lower. See Note 3 in the Notes to Financial Statements. Past performance is no guarantee of future results. The performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions received from the Fund. The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return, market price and NAV will fluctuate. Performance information current to the most recent month-end is available at www.aberdeenisl.com or by calling 800-522-5465.

The net operating expense ratio, excluding fee waivers, based on the six months ended June 30, 2015 was 1.77%. The net operating expense ratio, net of fee waivers, based on the six months ended June 30, 2015 was 1.54%.

Aberdeen Israel Fund, Inc.	5

Portfolio Composition (unaudited)

The following table summarizes the composition of the Fund’s portfolio, in Standard & Poor’s Industry Classification Standard (“GICS”) sectors, expressed as a percentage of net assets. The GICS structure consists of 10 sectors, 24 industry groups, 67 industries and 156 subindustries. An industry classification standard sector can include more than one industry. As of June 30, 2015, the Fund did not have more than 25% of its assets invested in any industry. The sectors, as classified by GICS Sectors, are comprised of several industries. As of June 30, 2015, the Fund held 98.1% of its net assets in equities, 1.4% of its net assets in a short-term investment and 0.5% in other assets in excess of liabilities.

Sector Allocation	As a Percentage of Net Assets
Information Technology	22.7%
Health Care	21.9%
Financials	17.0%
Materials	12.5%
Consumer Staples	10.7%
Industrials	4.5%
Telecommunication Services	4.5%
Consumer Discretionary	2.8%
Private Equity	1.5%
Short-Term Investments and Other Assets in Excess of Liabilities	1.9%
100.0%

Top Ten Equity Holdings (unaudited)

The following were the Fund’s top ten holdings as of June 30, 2015:

Name of Security	As a Percentage of Net Assets
Perrigo Co. PLC	11.3%
Check Point Software Technologies Ltd.	11.3%
Teva Pharmaceutical Industries Ltd.	10.6%
Frutarom Industries Ltd.	8.3%
Osem Investments Ltd.	6.0%
Ituran Location & Control Ltd.	4.7%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4.7%
Mizrahi Tefahot Bank Ltd.	4.6%
NICE Systems Ltd.	4.6%
Elbit Systems Ltd.	4.5%

6	Aberdeen Israel Fund, Inc.

Portfolio of Investments (unaudited)

As of June 30, 2015

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS—98.1%
COMMON STOCKS—96.6%
ISRAEL—95.0%
AEROSPACE & DEFENSE—4.5%
49,735	Elbit Systems Ltd.(a)	$ 3,903,525
BANKS—12.6%
506,000	Bank Hapoalim BM(a)	2,723,267
454,000	Bank Leumi Le-Israel BM(a)(b)	1,918,378
164,000	First International Bank of Israel Ltd.(a)	2,336,209
324,900	Mizrahi Tefahot Bank Ltd.(a)	4,026,540
		11,004,394
CHEMICALS—12.5%
172,000	Frutarom Industries Ltd.(a)	7,212,762
518,500	Israel Chemicals Ltd.(a)	3,621,431
		10,834,193
COMMUNICATIONS EQUIPMENT—4.7%
167,000	Ituran Location & Control Ltd.(a)	4,110,927
DIVERSIFIED TELECOMMUNICATION SERVICES—4.5%
2,277,000	Bezeq The Israeli Telecommunication Corp. Ltd.(a)	3,877,668
FOOD & STAPLES RETAILING—4.7%
94,316	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.(a)	4,107,919
FOOD PRODUCTS—6.0%
251,220	Osem Investments Ltd.(a)	5,220,380
INTERNET SOFTWARE & SERVICES—0.5%
233,000	Matomy Media Group Ltd.(b)	400,881
PHARMACEUTICALS—21.9%
53,000	Perrigo Co. PLC(a)	9,825,940
155,820	Teva Pharmaceutical Industries Ltd.(a)	9,221,107
		19,047,047
REAL ESTATE MANAGEMENT & DEVELOPMENT—4.4%
96,000	Azrieli Group(a)	3,831,585
SOFTWARE—15.9%
123,353	Check Point Software Technologies Ltd.(b)	9,812,731
63,000	NICE Systems Ltd.(a)	4,001,244
		13,813,975
SPECIALTY RETAIL—1.0%
319,494	Golf & Co. Ltd.	879,594
TEXTILES, APPAREL & LUXURY GOODS—1.8%
76,000	Fox Wizel Ltd.(a)	1,531,821
		82,563,909

Aberdeen Israel Fund, Inc.	7

Portfolio of Investments (unaudited) (concluded)

As of June 30, 2015

Shares		Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
COMMON STOCKS (continued)
UNITED STATES—1.6%
INFORMATION TECHNOLOGY SERVICES—1.6%
26,000		Amdocs Ltd.	$ 1,419,340
		Total Common Stocks	83,983,249
PRIVATE EQUITY—1.5%
GLOBAL—0.1%
$2,237,292	(c)	Emerging Markets Ventures I, L.P.(a)(b)(d)(e)(f)(g)	67,813
ISRAEL—1.4%
1,250,001	(c)	ABS GE Capital Giza Fund, L.P.(a)(b)(d)(f)(g)	49,650
1,674,588	(c)	BPA Israel Ventures, LLC(a)(b)(d)(e)(f)(g)	262,107
1,000,000	(c)	Concord Fund I Liquidating Main Trust(a)(b)(d)(f)(g)	39,010
250,440	(c)	Delta Fund I, L.P.(a)(b)(d)(g)(h)	120,239
1,250,000	(c)	Giza GE Venture Fund III, L.P.(a)(b)(d)(f)(g)	76,512
761,184	(c)	Neurone Ventures II, L.P.(a)(b)(d)(g)(h)	588,456
32,574	(c)	Vidyo, Inc. Trust A (Preferred)(a)(b)(d)(g)(h)(i)	25,779
15,531	(c)	Vidyo, Inc. Trust B (Preferred)(a)(b)(d)(g)(h)(i)	12,291
13,219	(c)	Vidyo, Inc. Trust B1 (Preferred)(a)(b)(d)(g)(h)(i)	10,461
6,864	(c)	Vidyo, Inc. Trust C (Preferred)(a)(b)(d)(g)(h)(i)	5,432
4,150	(c)	Vidyo, Inc. Trust C1 (Preferred)(a)(b)(d)(g)(h)(i)	3,284
1,802	(c)	Vidyo, Inc. Trust Common(a)(b)(d)(g)(h)(i)	1,426
2,713	(c)	Vidyo, Inc. Trust D (Preferred)(a)(b)(d)(g)(h)(i)	2,147
1,368	(c)	Vidyo, Inc. Trust Warrants(a)(b)(d)(g)(h)(i)	1,083
			1,197,877
		Total Private Equity—1.5% (cost $4,503,810)	1,265,690
		Total Long-Term Investments—98.1% (cost $49,424,554)	85,248,939
SHORT-TERM INVESTMENT—1.4%
$1,278,000		Repurchase Agreement, Fixed Income Clearing Corp., 0.00% dated 06/30/2015, due 07/01/2015 repurchase price $1,278,000, collateralized by U.S. Treasury Note, maturing 04/30/2022; total market value of $1,306,725	1,278,000
		Total Short-Term Investment—1.4% (cost $1,278,000)	1,278,000
		Total Investments—99.5% (cost $50,702,554)(j)	86,526,939
		Other Assets in Excess of Liabilities—0.5%	393,138
		Net Assets—100.0%	$86,920,077

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note 2(a) of the accompanying Notes to Financial Statements.
(b)	Non-income producing security.
(c)	Represents contributed capital.
(d)	Illiquid security.
(e)	As of June 30, 2015, the aggregate amount of open commitments for the Fund is $888,120.
(f)	In liquidation.
(g)	Restricted security, not readily marketable. See Note 6 of the accompanying Notes to Financial Statements.
(h)	Active investments.
(i)	Vidyo, Inc. Trust was a spinoff from SVE Star Ventures IX. See Note 6 of the accompanying Notes to Financial Statements.
(j)	See accompanying Notes to Financial Statements for tax unrealized appreciation/depreciation of securities.

See Notes to Financial Statements.

8	Aberdeen Israel Fund, Inc.

Statement of Assets and Liabilities (unaudited) As of June 30, 2015

Assets
Investments, at value (cost $49,424,554)	$85,248,939
Repurchase agreement, at value (cost $1,278,000)	1,278,000
Foreign currency, at value (cost $254,985)	254,918
Cash	5,735
Israeli tax refunds receivable (Note 2)	402,418
Dividends receivable	50,630
Prepaid expenses	25,376
Total assets	87,266,016
Liabilities
Investment advisory fees payable (Note 3)	195,526
Director fees payable	51,438
Administration fee payable (Note 3)	17,400
Investor relations fees payable (Note 3)	10,895
Accrued expenses	70,680
Total liabilities	345,939

Net Assets	$86,920,077
Composition of Net Assets:
Common stock (par value $.001 per share) (Note 5)	$ 4,038
Paid-in capital in excess of par	49,859,735
Distributions in excess of net investment income	(981)
Accumulated net realized gain from investment and foreign currency transactions	1,232,382
Net unrealized appreciation on investments and other assets and liabilities denominated in foreign currencies	35,824,903
Net Assets	$86,920,077
Net asset value per share based on 4,037,605 shares issued and outstanding	$ 21.53

See Notes to Financial Statements.

Aberdeen Israel Fund, Inc.	9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2015

Net Investment Income

Income
Dividend and other income (net of foreign withholding taxes of $192,718)	$ 792,981
Total Investment Income	792,981

Expenses
Investment advisory fee (Note 3)	456,883
Directors’ fees and expenses	67,245
Independent auditors’ fees and expenses	35,811
Custodian’s fees and expenses	34,518
Administration fee (Note 3)	33,049
Investor relations fees and expenses (Note 3)	29,421
Reports to shareholders and proxy solicitation	27,194
Transfer agent’s fees and expenses	15,237
Legal fees and expenses	13,238
Insurance expense	10,661
Miscellaneous	7,593
Total expenses	730,850
Less: Fee waivers (Note 3)	(94,131)
Net expenses	636,719

Net Investment Income	156,262

Net Realized/Unrealized Gain/(Loss) from Investments and Foreign Currency Transactions

Net realized gain/(loss) from:
Investment transactions(a)	1,689,525
Foreign currency transactions	(11,547)
1,677,978
Net change in unrealized appreciation/(depreciation) on:
Net change in unrealized appreciation/(depreciation) from investment transactions	7,008,484
Foreign currency translation	1,856
7,010,340
Net realized and unrealized gain from investment and foreign currency related transactions	8,688,318
Net Increase in Net Assets Resulting from Operations	$8,844,580

(a) Includes realized gain portion of distributions from underlying private equities of $0.

See Notes to Financial Statements.

10	Aberdeen Israel Fund, Inc.

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014
Increase/(Decrease) in Net Assets
Operations:
Net investment income	$ 156,262	$ 835,995
Net realized gain/(loss) from investment and foreign currency related transactions	1,677,978	(2,983,256)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	7,010,340	3,913,409
Net increase in net assets resulting from operations	8,844,580	1,766,148
Distributions to Shareholders from:
Net investment income	–	(935,214)
Net realized gains	–	(1,562,296)
Net decrease in net assets from distributions	–	(2,497,510)
Common Stock Transactions:
Repurchase of common stock from open market repurchase program of 31,941 and 115,129 shares, respectively (Note 7)	(549,117)	(1,999,045)
Change in net assets from capital transactions	(549,117)	(1,999,045)
Change in net assets resulting from operations	8,295,463	(2,730,407)
Net Assets:
Beginning of period	78,624,614	81,355,021
End of period (including distributions in excess of net investment income of ($981) and ($157,243), respectively)	$ 86,920,077	$ 78,624,614

Amounts listed as “–“ are $0 or round to $0.

See Notes to Financial Statements.

Aberdeen Israel Fund, Inc.	11

Financial Highlights

	For the Six Months Ended June 30, 2015		For the Fiscal Years Ended December 31,
	(unaudited)		2014	2013	2012	2011	2010
PER SHARE OPERATING PERFORMANCE(a):
Net asset value per common share, beginning of period	$19.32		$19.44	$15.49	$14.60	$19.62	$16.44
Net investment income	0.04		0.20	0.24	0.18	0.32	0.33
Net realized and unrealized gains (losses) on investments and foreign currency transactions	2.15		0.22	3.92	1.12	(4.27)	3.15
Total from investment operations applicable to common shareholders	2.19		0.42	4.16	1.30	(3.95)	3.48
Dividends and distributions to shareholders:
Net investment income	–		(0.23)	(0.24)	(0.17)	(0.31)	(0.30)
Net realized gains	–		(0.38)	(0.02)	(0.24)	(0.76)	–
Total distributions	–		(0.61)	(0.26)	(0.41)	(1.07)	(0.30)
Capital Share Transactions:
Impact due to open market repurchase policy (Note 7)	0.02		0.07	0.05	–	–	–
Total capital share transactions	0.02		0.07	0.05	–	–	–
Net asset value per common share, end of period	$21.53		$19.32	$19.44	$15.49	$14.60	$19.62
Market value, end of period	$18.98		$16.60	$16.86	$13.10	$12.75	$17.40
Total Investment Return Based on(b):
Market value	14.34%		2.01%	30.64%	5.82%	(20.88% )	16.88%
Net asset value	11.44%		2.96% (c)	27.39%	9.28%	(19.65% )	21.37%
Ratio to Average Net Assets Applicable to Common Shareholders/Supplementary Data:
Net assets applicable to common shareholders, end of period (000 omitted)	$86,920		$78,625	$81,355	$66,085	$62,387	$83,826
Average net assets applicable to common shareholders (000 omitted)	$83,308		$82,185	$73,235	$63,372	$77,324	$73,076
Net operating expenses, net of fee waivers	1.54%	(d)	1.55%	1.55%	1.62%	1.60%	1.67%
Net operating expenses, excluding fee waivers	1.77%	(d)	1.76%	1.76%	1.86%	1.83%	1.91%
Net investment income	0.38%	(d)	1.02%	1.37%	1.18%	1.75%	1.94%
Portfolio turnover	4.08%		16.19%	5.44%	11.44%	21.89%	11.59%

(a)	Based on average shares outstanding.
(b)

Total investment return based on market value is calculated assuming that shares of the Fund’s common stock were purchased at the closing market price as of the beginning of the period, dividends, capital gains, and other distributions were reinvested as provided for in the Fund’s dividend reinvestment plan and then sold at the closing market price per share on the last day of the period. The computation does not reflect any sales commission investors may incur in purchasing or selling shares of the Fund. The total investment return based on the net asset value is similarly computed except that the Fund’s net asset value is substituted for the closing market value.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns based upon net asset value as reported.

(d)	Annualized.

Amounts listed as “–“ are $0 or round to $0.

See Notes to Financial Statements.

12	Aberdeen Israel Fund, Inc.

Notes to Financial Statements (Unaudited)

June 30, 2015

1. Organization

Aberdeen Israel Fund, Inc. (the “Fund”) was incorporated in Maryland on March 6, 1990 and commenced investment operations on October 29, 1992. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified closed-end management investment company. The Fund trades on the NYSE MKT under the ticker symbol “ISL”.

The Fund seeks long-term capital appreciation by investing primarily in equity securities of Israeli companies.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Fund are maintained in U.S. Dollars.

(a) Security Valuation:

The Fund values its securities at current market value or fair value consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved and established by the Board of Directors of the Fund (the “Board”). A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

The Fund also invests in private equity private placement securities, which represented 1.5% of the net assets of the Fund as of June 30, 2015. The private equity private placement securities are deemed to be restricted securities. In the absence of readily ascertainable market values these securities are valued at fair value as determined in good faith by, or under the direction of the Board pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are categorized as Level 3 investments. Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable

Aberdeen Israel Fund, Inc.	13

Notes to Financial Statements (Unaudited) (continued)

June 30, 2015

inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of June 30, 2015 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
Information Technology Services	$1,419,340	$–	$–	$1,419,340
Internet Software & Services	400,881	–	–	400,881
Software	9,812,731	4,001,244	–	13,813,975
Specialty Retail	879,594	–	–	879,594
Other	–	67,469,459	–	67,469,459
Private Equity	–	–	1,265,690	1,265,690
Short-Term Investment	–	1,278,000	–	1,278,000
Total	$12,512,546	$72,748,703	$1,265,690	$86,526,939

Amounts listed as “–“ are $0 or round to $0.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the six months ended June 30, 2015, the security issued by Azrieli Group in the amount of $3,831,585 transferred from Level 1 to Level 2 because there was a valuation factor applied at June 30, 2015. For the six months ended June 30, 2015, there were no significant changes to the fair valuation methodologies.

The significant unobservable inputs used in the fair value measurement of the Fund’s private equity holdings are audited financial statements, interim financial statements, capital calls, distributions and discussions with investment companies. These unobservable inputs are used by taking the most recent quarterly valuation statements and adjusting the value using the unobservable inputs mentioned above. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

	Fair Value at 6/30/15	Valuation Technique	Unobservable Inputs	Range
Private Equity	$1,265,690	Partner Capital Value/Net Asset Value	Capital Calls & Distributions	$0 – $31,622

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 12/31/2014	Accrued Discounts (Premiums)	Realized Gain (loss)	Change in Unrealized Appreciation (Depreciation)	Capital Contributed	Distributions/ Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of 6/30/2015
Private Equity	$1,430,844	$–	$(339,727)	$206,195	$–	$(31,622)	$–	$–	$1,265,690
Total	$1,430,844	$–	$(339,727)	$206,195	$–	$(31,622)	$–	$–	$1,265,690

Change in unrealized appreciation/depreciation relating to investments still held at June 30, 2015 is $(97,784).

14	Aberdeen Israel Fund, Inc.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2015

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on the Fund’s repurchase agreement, see the Portfolio of Investments. The Fund held a repurchase agreement of $1,278,000 as of June 30, 2015. The value of the related collateral exceeded the value of the repurchase agreement at June 30, 2015.

(c) Foreign Currency Translation:

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i)           market value of investment securities, other assets and liabilities – at the exchange rates at the current daily rates of exchange; and

(ii)        purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.

The Fund reports certain foreign currency related transactions and foreign taxes withheld on security transactions as components of realized gains for financial reporting purposes, whereas such foreign currency related transactions are treated as ordinary income for U.S. federal income tax purposes.

Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation/depreciation in value of investments, and translation of other assets and liabilities denominated in foreign currencies.

Net realized foreign exchange gains or losses represent foreign exchange gains and losses from transactions in foreign currencies and forward foreign currency contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund’s books and the U.S. Dollar equivalent of the amounts actually received.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that foreign currency will lose value because the foreign currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

(d) Security Transactions, Investment Income and Expenses:

Security transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

(e) Distributions:

On an annual basis, the Fund intends to distribute its net realized capital gains, if any, by way of a final distribution to be declared during the calendar quarter ending December 31. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for foreign currencies and partnership investments.

(f) Federal Income Taxes:

The Fund intends to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Aberdeen Israel Fund, Inc.	15

Notes to Financial Statements (Unaudited) (continued)

June 30, 2015

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31 are subject to such review.

(g) Foreign Withholding Tax:

Pursuant to a ruling the Fund received from the Israeli tax authorities, the Fund, subject to certain conditions, will not be subject to Israeli tax on capital gains derived from the sale of securities listed on the Tel Aviv Stock Exchange (“TASE”). Gains derived from Israeli securities not listed on TASE (unlisted securities) will be subject to a 25% Israeli tax, provided the security is an approved investment. Generally, stock of corporations that produce a product or provide a service that supports the infrastructure of Israel are considered approved investments. Any gains sourced to unlisted unapproved securities are subject to a 40% Israeli tax and an inflationary tax. For the six months ended June 30, 2015, the Fund did not incur any Israeli capital gains taxes.

Dividends derived from listed or approved Israeli securities are subject to a 20% withholding tax, while dividends from unlisted or unapproved securities are subject to a 25% withholding tax. The Fund accrued for a refund of a portion of these amounts withheld. Interest on debt obligations (whether listed or not) is subject to withholding tax of 25% to 35%. Withholding taxes are accrued when the related income is earned in an amount management believes is ultimately payable after any reclaims of taxes withheld. As of June 30, 2015, the Fund has filed the necessary returns with the Israel tax authority to reclaim a portion of the withholding taxes as previously paid in the amount $402,418 as noted in the Statement of Assets and Liabilities.

(h) Partnership Accounting Policy:

The Fund records its pro-rata share of the income/(loss) and capital gains/(losses) allocated from the underlying partnerships and adjusts the cost of the underlying partnerships accordingly. These amounts are included in the Fund’s Statement of Operations.

3. Agreements and Transactions with Affiliates

(a) Investment Adviser:

Aberdeen Asset Managers Limited (“AAML” or the “Adviser”) serves as the Fund’s investment adviser with respect to all investments. AAML is a direct wholly-owned subsidiary of Aberdeen Asset Management PLC. AAML receives, as compensation for its advisory services from the Fund, an annual fee, calculated weekly and paid quarterly, equal to 1.30% of the first $50 million of the Fund’s average weekly market value or net assets (whichever is lower), 1.25% on amounts from $50-$100 million, 1.20% on amounts from $100-$150 million, 1.15% on amounts from $150-$200 million and 1.05% on amounts above $200 million. AAML has agreed to contractually waive 0.24% of its annual advisory fee in an advisory fee waiver agreement (“Waiver Agreement”). The Waiver Agreement is subject to approval by the Adviser and the Fund’s Board. For the six months ended June 30, 2015, AAML earned $456,883 for advisory services, of which AAML waived $85,341.

(b) Fund Administration:

Aberdeen Asset Management Inc. (“AAMI”), an affiliate of AAML, is the Fund’s administrator, pursuant to an Administration Agreement under which AAMI receives a fee from the Fund, computed monthly and payable quarterly, at an annual fee rate of 0.08% of the Fund’s average net monthly assets. For the six months ended June 30, 2015, AAMI earned $33,049 from the Fund for administration fees.

(c) Investor Relations:

Under the terms of an Investor Relations Services Agreement, AAMI serves as the Fund’s investor relations services provider.

Pursuant to the terms of the Investor Relations Services Agreement, AAMI provides, among other things, objective and timely information to shareholders based on publicly-available information; provides information efficiently through the use of technology while offering shareholders immediate access to knowledgeable investor relations representatives; develops and maintains effective communications with investment professionals from a wide variety of firms; creates and maintains investor relations communication materials such as fund manager interviews, films and webcasts, published white papers, magazine articles and other relevant materials discussing the Fund’s investment results, portfolio positioning and outlook; develops and maintains effective communications with large institutional shareholders; responds to specific shareholder questions; and reports activities and results to the Board and management detailing insight into general shareholder sentiment.

Effective January 1, 2015, investor relations services fees are capped at an annual rate of 0.05% of the Fund’s average net assets. For the six-month period ended June 30, 2015, the Fund incurred investor relations fees of approximately $29,750, of which AAMI waived $8,790. Investor relations fees and expenses in the Statement of Operations include certain out-of-pocket expenses.

(d) Directors’ Purchase Plan:

Fifty percent (50%) of the annual retainer of the Independent Directors is invested in Fund shares and, at the option of each Independent Director, up to 100% of the annual retainer can be invested in shares of the Fund. During the six months ended June 30, 2015, no shares

16	Aberdeen Israel Fund, Inc.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2015

were purchased pursuant to the Directors compensation plan. As of June 30, 2015, the Directors’ as a group owned less than 1% of the Fund’s outstanding shares.

4. Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2015, were $3,322,314 and $4,052,658, respectively.

5. Capital

The authorized capital of the Fund is 100,000,000 shares of $0.001 par value common stock. During the six months ended June 30, 2015, the Fund repurchased 31,941 shares pursuant to its Open Market Repurchase Program (see Note 7). As of June 30, 2015, there were 4,037,605 shares of common stock issued and outstanding.

6. Restricted Securities

Certain of the Fund’s investments, listed in the chart below, are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values.

Security(1)	Acquisition Date(s)	Cost	Fair Value At 6/30/15	Percent of Net Assets	Distributions Received	Open Commitments(3)

ABS GE Capital Giza Fund, L.P.	02/03/98 – 02/13/02	$985,303	$49,650	0.06	$1,660,765	$–
BPA Israel Ventures, LLC	10/05/00 – 12/09/05	989,477	262,107	0.30	268,344	625,412
Concord Fund I Liquidating Main Trust	12/08/97 – 09/29/00	562,090	39,010	0.04	693,246	–
Delta Fund I, L.P.	11/15/00 – 03/28/07	113,567	120,239	0.14	197,461	–
Emerging Markets Ventures l, L.P.	01/22/98 – 01/10/06	773,007	67,813	0.08	2,563,289	262,708
Giza GE Venture Fund III, L.P.	01/31/00 – 11/23/06	790,786	76,512	0.09	372,474	–
Neurone Ventures II, L.P.	11/24/00 – 02/14/12	218,028	588,456	0.68	431,533	–
Vidyo, Inc. Trust A (Preferred)(2)	11/22/13	29,796	25,779	0.03	–	–
Vidyo, Inc. Trust B (Preferred)(2)	11/22/13	14,207	12,291	0.01	–	–
Vidyo, Inc. Trust B1 (Preferred)(2)	11/22/13	12,092	10,461	0.01	–	–
Vidyo, Inc. Trust C (Preferred)(2)	11/22/13	6,279	5,432	0.01	–	–
Vidyo, Inc. Trust C1 (Preferred)(2)	11/22/13	3,796	3,284	0.01	–	–
Vidyo, Inc. Trust Common(2)	11/22/13	1,648	1,426	0.00	–	–
Vidyo, Inc. Trust D (Preferred)(2)	11/22/13	2,482	2,147	0.00	–	–
Vidyo, Inc. Trust Warrants(2)	11/22/13	1,251	1,083	0.00	–	–
Total		$4,503,809	$1,265,690	1.46	$6,187,112	$888,120

(1)

Neurone Ventures II, L.P., Delta Fund I, L.P., and Vidyo, Inc. Trust are still considered active investments by the Fund’s Adviser. ABS GE Capital Giza Fund, L.P., BPA Israel Ventures, LLC, Concord Fund I Liquidating Main Trust, Emerging Markets Ventures I, L.P. and Giza GE Venture Fund III, L.P are in liquidation.

(2)

Vidyo, Inc. Trust was a spinoff from SVE Star Ventures IX. SVE Star Ventures IX reached the end of its term in 2012 and, accordingly, its entire portfolio was sold in a secondary transaction which closed on December 24, 2012. During the secondary transaction, the Fund’s pro rata holdings in Vidyo (and its affiliate Delta Vidyo) were excluded from the transaction, placed in trust and considered as a distribution-in-kind.

(3)	The open commitments are unlikely to be called.

The Fund may incur certain costs in connection with the disposition of the above securities.

Aberdeen Israel Fund, Inc.	17

Notes to Financial Statements (Unaudited) (concluded)

June 30, 2015

7. Open Market Repurchase Program

The Board authorized, but does not require, Fund management to make open market purchases from time to time in an amount up to 10% of the Fund’s outstanding shares, in accordance with Rule 10b-18 under the Securities Exchange Act of 1934, as amended, and other applicable federal securities laws. Such purchases may be made when, in the reasonable judgment of Fund management, such repurchases may enhance shareholder value. The Fund reports repurchase activity on the Fund’s website on a monthly basis. For the six-month period ended June 30, 2015, the Fund repurchased 31,941 shares through this program.

8. Portfolio Investment Risks

(a) Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, and political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

(b) Risks Associated with Israeli Markets:

Investments in Israel may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of Israeli governmental supervision and regulation of its securities markets. The Israeli securities markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

(c) Risks Associated with Restricted Securities:

The Fund, subject to local investment limitations, may invest up to 30% of its assets (at the time of commitment) in illiquid equity securities, including securities of private equity funds (whether in corporate or partnership form) that invest primarily in emerging markets. When investing through another investment fund, the Fund will bear its proportionate share of the expenses incurred by that underlying fund, including management fees. Such securities are expected to be illiquid and may involve a high degree of business and financial risk and may result in substantial losses. Because of the current absence of any liquid trading market for these investments, the private equity funds may take longer to liquidate than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be substantially less than those originally paid by the Fund or the current carrying values and these differences could be material. Further, companies whose securities are not publicly traded may not be subject to the disclosures and other investor protection requirements applicable to companies whose securities are publicly traded.

9. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10. Tax Information

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2015 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$50,702,554	$41,295,515	$(5,471,130)	$35,824,385

11. Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the Financial Statements were issued. Based on this evaluation, no disclosures or adjustments were required to the Financial Statements as of June 30, 2015.

18	Aberdeen Israel Fund, Inc.

Supplemental Information (unaudited)

Results of Annual Meeting of Shareholders

The Annual Meeting of Shareholders was held on March 26, 2015 at 712 Fifth Avenue, 49th Floor, New York, New York. The description of the proposals and number of shares voted at the meeting are as follows:

1. To elect one Class III director to serve for a three-year term:

	Votes For	Votes Withheld
Enrique R. Arzac	3,141,213	213,183

Directors whose term of office continued beyond this meeting are as follows: James J. Cattano, Lawrence J. Fox and Steven R. Rappaport.

Aberdeen Israel Fund, Inc.	19

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Corporate Information

Directors

Enrique R. Arzac, Chairman

James J. Cattano

Lawrence J. Fox

Steven N. Rappaport

Officers

Christian Pittard, President

Jeffrey Cotton, Vice President and Chief Compliance Officer

Sofia Rosala, Deputy Chief Compliance Officer and Vice President

Andrea Melia, Treasurer and Chief Financial Officer

Megan Kennedy, Vice President and Secretary

Alan Goodson, Vice President

Bev Hendry, Vice President

Joanne Irvine, Vice President

Devan Kaloo, Vice President

Jennifer Nichols, Vice President

Nick Robinson, Vice President

Lucia Sitar, Vice President

Hugh Young, Vice President

Sharon Ferrari, Assistant Treasurer

Heather Hasson, Assistant Secretary

Investment Adviser

Aberdeen Asset Managers Limited
Bow Bells House
1 Bread Street
London, United Kingdom
EC4M 9HH

Administrator

Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Custodian

State Street Bank and Trust Company
1 Iron Street 5th Floor
Boston, MA 02210

Transfer Agent

Computershare Trust Company, N.A.
P.O. Box 30170
College Station, TX 77842-3170

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103

Legal Counsel

Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

Investor Relations

Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103
1-800-522-5465
InvestorRelations@aberdeen-asset.com

Aberdeen Asset Managers Limited

The accompanying Financial Statements as of June 30, 2015 were not audited and accordingly, no opinion is expressed therein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.

Shares of Aberdeen Israel Fund, Inc. are traded on the NYSE MKT Exchange under the symbol “ISL”. Information about the Fund’s net asset value and market price is available at www.aberdeenisl.com.

This report, including the financial information herein, is transmitted to the shareholders of Aberdeen Israel Fund, Inc. for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future returns.

*Diversification does not necessarily ensure return or protect against a loss.

Closed-end funds are traded on the secondary market through one of the stock exchanges. The Fund’s investment return and principal value will fluctuate so that an investor’s shares may be worth more or less than the original cost. Shares of closed-end funds may trade above (a premium) or below (a discount) the net asset value (NAV) of the fund’s portfolio. There is no assurance that the Fund will achieve its investment objective. Past performance does not guarantee future results. Foreign securities are more volatile, harder to price and less liquid than U.S. securities. They are subject to different accounting and regulatory standards, and political and economic risks. These risks may be enhanced in emerging market countries.

Aberdeen Asset Management (AAM) is the marketing name in the U.S. for the following affiliated, registered investment advisers: Aberdeen Asset Management Inc., Aberdeen Asset Managers Ltd, Aberdeen Asset Management Ltd and Aberdeen Asset Management Asia Ltd, each of which is wholly owned by Aberdeen Asset Management PLC. “Aberdeen” is a U.S. registered service trademark of Aberdeen Asset Management PLC.

ISL-SEMI-ANNUAL

Item 2. Code of Ethics.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of close of the reporting period is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual report on Form N-CSR.

(b)  During the period ended June 30, 2015, there were no changes in the Portfolio Managers.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs[1]	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs[1]
January 1 through January 31, 2015	13,497	$16.74	13,497	210,627
February 1 through	7,700	$16.70	7,700	202,927

February 28, 2015
March 1 through March 31, 2015	4,720	$17.47	4,720	198,207
April 1 through April 30, 2015	1,300	$17.82	1,300	196,907
May 1 through May 31, 2015	3,324	$18.62	3,324	193,583
June 1 through June 30, 2015	1,400	$18.90	1,400	192,183
Total	31,941	$17.17	31,941	—

1 The plan was authorized on December 6, 2011.  The program authorizes management to make open market purchases from time to time in an amount up to 10% of the Fund’s outstanding shares. Such purchases may be made when, in the reasonable judgment of Fund management, such repurchases may enhance shareholder value.

Item 10. Submission of Matters to a Vote of Security Holders.

During the period ended June 30, 2015, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Israel Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Israel Fund, Inc.

Date: September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Israel Fund, Inc.

Date: September 4, 2015

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Israel Fund, Inc.

Date: September 4, 2015